Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2019
Cash flows from operating activities:
Net income (loss)	$ 264	$ (1,385)
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	121	173
Impairment of goodwill and intangible assets		988
Interest and Currency fluctuation of loans	(29)	3
Severance pay, net	(35)	10
Share-based compensation expenses	32	39
Decrease (increase) in trade receivables, net	(848)	1,337
Decrease (increase) in other accounts receivable and other long term assets	255	(218)
Decrease (increase) in inventories	189	(538)
Decrease in trade payables	(39)	(298)
Decrease in operating lease liabilities	(28)	(31)
Decrease in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(380)	(365)
Net cash used in operating activities	(498)	(285)
Cash flows used in investing activities:
Purchase of property and equipment	(246)	(40)
Net cash used in investing activities	(246)	(40)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net	1,841	12
Proceeds from issuance of shares related to options exercised, net	59	109
Proceeds from short and long-term loans	129	774
Repayment of short and long-term loans	(393)	(527)
Net cash provided by financing activities	1,636	368
Increase in cash and cash equivalents, and restricted cash	892	43
Cash, cash equivalents and restricted cash at the beginning of the period	1,176	579
Cash, cash equivalents and restricted cash at the end of the period	2,068	622
(1) Cash paid during the period for:
Interest	$ 31	$ 65